Financial Assets at Amortised Cost	12 Months Ended
Dec. 31, 2021
Financial Assets at Amortised Cost [Abstract]
Financial Assets at Amortised Cost

10. Financial assets at amortized cost
10.1. Loans and advances to financial institutions

	December 31, 2021	December 31, 2020
Loans and advances to financial institutions	4,251,812	3,528,634
Allowances for loan losses	(41,657)	(879,312)

TOTAL	4,210,155	2,649,322

10.2. Loans and advances to customers

	December 31, 2021	December 31, 2020
Credit Cards	157,138,508	172,881,176
Consumer loans	40,950,803	42,445,738
Commercial papers	29,133,603	28,855,759
Overdrafts	22,528,190	26,280,711
Real estate mortgage	22,908,902	25,276,294
Loans for prefinancing and financing of exports	13,342,611	24,120,247
Notes	20,402,921	22,191,592
Pledge loans	16,341,659	17,225,768
Loans to employees	2,916,555	3,218,012
Receivables from financial leases	2,912,334	2,818,742
Other financing	59,864,344	72,907,308

Allowances for loan losses	(13,656,218)	(18,869,665)

TOTAL	374,784,212	419,351,682

Loans by Economic Activity
The table below analyzes our loan portfolio (broken down by performing and non-performing)
according to the borrowers’ main economic activity as of December 31, 2021 and 2020. Where appropriate, loans to individuals are allocated to the economic activity of the borrower. Loans are stated before deduction of the allowance for loan losses.

	December 31, 2021
	Loan portfolio
	Performing	%	Non-performing	%	Total
	(in thousands of pesos, except percentages)
Agricultural and livestock	16,247,310	4.24%	140,262	1.46%	16,387,572
Construction	2,185,555	0.57%	239,470	2.49%	2,425,025
Consumer	219,545,441	57.31%	4,313,383	44.84%	223,858,824
Electricity, oil, water and sanitary services	174,030	0.05%	49	0.00%	174,079
Financial sector	4,251,812	1.11%	—	0.00%	4,251,812
Government services	740	0.00%	—	0.00%	740
Mining products	13,359,180	3.49%	1,745,792	18.15%	15,104,972
Others	49,411,872	12.89%	2,391,273	24.85%	51,803,145
Other manufacturing	42,700,225	11.15%	484,095	5.03%	43,184,320
Services	2,976,841	0.78%	10,396	0.11%	2,987,237
Transport	4,059,140	1.06%	31,057	0.32%	4,090,197
Wholesale and retail trade	28,160,679	7.35%	264,380	2.75%	28,425,059

	383,072,825	100.00%	9,620,157	100.00%	392,692,982

	December 31, 2020
	Loan portfolio
	Performing	%	Non-performing	%	Total
	(in thousands of pesos, except percentages)
Agricultural and livestock	22,623,264	5.22%	162,730	1.98%	22,785,994
Construction	2,797,267	0.65%	358,040	4.36%	3,155,307
Consumer	237,858,438	54.86%	3,889,927	47.40%	241,748,365
Electricity, oil, water and sanitary services	1,499,579	0.35%	555	0.01%	1,500,134
Financial sector	3,528,634	0.81%	—	0.00%	3,528,634
Government services	772	0.00%	—	0.00%	772
Mining products	38,816,911	8.95%	2,513,238	30.63%	41,330,149
Others	62,887,856	14.50%	41,223	0.51%	62,929,079
Other manufacturing	34,411,780	7.94%	235,913	2.87%	34,647,693
Services	2,268,501	0.52%	538,181	6.56%	2,806,682
Transport	3,806,120	0.88%	43,959	0.54%	3,850,079
Wholesale and retail trade	23,054,845	5.32%	422,084	5.14%	23,476,929

	433,553,967	100.00%	8,205,850	100.00%	441,759,817

The Group holds loans and other financing within a business model whose objective is collecting contractual cash flows.
Receivables from financial leases
The Group as lessor entered into finance lease agreements related to vehicles and machinery and equipment.
The following table shows the total gross investment of the finance leases (leasing) and the present value of the minimum payments to be received thereunder:

	December 31, 2021		December 31, 2020
	Total investment	Present value of minimum lease payments	Total investment	Present value of minimum lease payments
Term
Up to 1 year	1,426,378	803,133	1,663,407	1,124,294
From 1 to 5 years	3,014,700	2,109,201	2,371,728	1,694,448

TOTAL	4,441,078	2,912,334	4,035,135	2,818,742

Principal		2,822,018		2,732,548
Interest accrued		90,316		86,194

TOTAL		2,912,334		2,818,742

10.3. Reverse repurchase agreements

	December 31, 2021	December 31, 2020
BCRA repos	137,548,495	74,245,015
Allowances for loan losses	(165,557)	(756,128)

TOTAL	137,382,938	73,488,887

The fair value of financial assets accepted as collateral that the Group is permitted to sell or repledge in the absence of default was
153,630,126
as of December 31, 2021.
10.4. Debt securities

	December 31, 2021	December 31, 2020
Government securities	22,565,485	—
Allowances for credit losses	(2,707,858)	—

TOTAL	19,857,627	—

10.5. Other financial assets

	December 31, 2021	December 31, 2020
Financial assets pledged as collateral	15,666,596	16,562,656
Other receivables	10,239,128	13,247,083
Receivable from financial institution for spot transactions pending settlement	2,614,126	1,682,087
Receivable from non-financial institution for spot transactions pending settlement	8,098	157,355
Others	197,522	208,156
Allowances for loan losses	(288,056)	(399,045)

TOTAL	28,437,414	31,458,292